Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,851,955.16
Total Fee Amount	24,285.15
Total Offset Amount	0.00
Net Fee	$ 24,285.15
Offering Table N/A
Offset Table N/A	N/A